Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$258,321.83

Principal:
Principal Collections	$4,936,313.25
Prepayments in Full	$1,685,843.81
Liquidation Proceeds	$8,821.90
Recoveries	$24,025.88
Sub Total	$6,655,004.84
Collections	$6,913,326.67

Purchase Amounts:
Purchase Amounts Related to Principal	$216,278.37
Purchase Amounts Related to Interest	$1,351.24
Sub Total	$217,629.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$7,130,956.28

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$7,130,956.28
Servicing Fee	$59,945.25	$59,945.25	$0.00	$0.00	$7,071,011.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$7,071,011.03
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$7,071,011.03
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$7,071,011.03
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$7,071,011.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,071,011.03
Interest - Class B Notes	$23,467.06	$23,467.06	$0.00	$0.00	$7,047,543.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,047,543.97
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$7,025,977.97
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,025,977.97
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$6,991,437.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$6,991,437.30
Regular Principal Payment	$6,654,616.67	$6,654,616.67	$0.00	$0.00	$336,820.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$336,820.63
Residual Released to Depositor	$0.00	$336,820.63	$0.00	$0.00	$0.00
Total		$7,130,956.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$6,654,616.67
Total					$6,654,616.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$6,654,616.67	$210.86	$23,467.06	$0.74	$6,678,083.73	$211.60
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$6,654,616.67	$6.20	$79,573.73	$0.07	$6,734,190.40	$6.27

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$27,881,658.51	0.8834493	$21,227,041.84	0.6725932
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$69,961,658.51	0.0651989	$63,307,041.84	0.0589973

Pool Information
Weighted Average APR	4.307%	4.347%
Weighted Average Remaining Term	17.46	16.79
Number of Receivables Outstanding	11,026	10,561
Pool Balance	$71,934,303.31	$65,030,014.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$69,961,658.51	$63,307,041.84
Pool Factor	0.0656306	0.0593313

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$1,722,972.66
Targeted Overcollateralization Amount	$1,722,972.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,722,972.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$57,031.48
(Recoveries)		90	$24,025.88
Net Loss for Current Collection Period			$33,005.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5506%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.0487%
Second Preceding Collection Period			0.3928%
Preceding Collection Period			0.4199%
Current Collection Period			0.5784%
Four Month Average (Current and Preceding Three Collection Periods)			0.3599%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,307	$8,051,870.98
(Cumulative Recoveries)			$1,251,127.05
Cumulative Net Loss for All Collection Periods			$6,800,743.93
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6205%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,869.48
Average Net Loss for Receivables that have experienced a Realized Loss			$1,579.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.39%	233	$2,202,946.26
61-90 Days Delinquent	0.38%	23	$248,657.90
91-120 Days Delinquent	0.10%	8	$65,452.37
Over 120 Days Delinquent	0.92%	50	$601,427.52
Total Delinquent Receivables	4.80%	314	$3,118,484.05

Repossession Inventory:
Repossessed in the Current Collection Period		5	$61,214.12
Total Repossessed Inventory		7	$109,901.57

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7618%
Preceding Collection Period			0.7618%
Current Collection Period			0.7670%
Three Month Average			0.7635%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer